FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Investment securities held-to-maturity	$ 770,755	$ 2,664
Other investments	71,492	71,492
Loans, excluding covered loans	3,131,287	2,915,871
Covered loans	702,926	1,010,409
FDIC indemnification asset	119,607	173,009
Deposits
Noninterest-bearing	1,102,774	946,180
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total deposits	4,955,840	5,642,840
Short-term borrowings	122,570	99,431
Carrying value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	770,755	2,664
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	3,131,287	2,915,871
Covered loans	702,926	1,010,409
FDIC indemnification asset	119,607	173,009
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total deposits	4,955,840	5,642,840
Short-term borrowings	624,570	99,431
Long-term debt	75,202	76,544
Fair value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	778,474	2,893
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	3,145,120	2,910,825
Covered loans	713,797	1,042,752
FDIC indemnification asset	106,380	151,114
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,072,201	1,664,457
Total deposits	4,959,404	5,652,635
Short-term borrowings	624,570	99,431
Long-term debt	78,941	81,168
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	624,570	99,431
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	778,474	2,893
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,072,201	1,664,457
Total deposits	4,959,404	5,652,635
Short-term borrowings	0	0
Long-term debt	78,941	81,168
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	3,145,120	2,910,825
Covered loans	713,797	1,042,752
FDIC indemnification asset	106,380	151,114
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	$ 0	$ 0